ACQUISITION OF BLACK BIRD POTENTIALS INC (Details Narrative) - January 1, 2020 [Member] - Black Bird Potentials Inc. [Member]	12 Months Ended
Dec. 31, 2021 shares
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	120,000,000
Shares issued to directors as part of acquisition	100,178,661